UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tokum Capital Management, LP
Address: 1185 Avenue of the Americas, 32nd Floor
         New York, NY  10036

13F File Number:  028-12830

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sullivan
Title:     Chief Financial Officer
Phone:     212.616.4431

Signature, Place, and Date of Signing:

      /s/  Michael Sullivan     New York, NY     August 10, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $70,481 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108      656   625200 SH  CALL SOLE                      656        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109     3628    88256 SH       SOLE                     3628        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109      289   155600 SH  CALL SOLE                      289        0        0
AMERIGROUP CORP                COM              03073T102     4294   159913 SH       SOLE                     4294        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     1087    61262 SH       SOLE                     1087        0        0
ANADYS PHARMACEUTICALS INC     COM              03252Q408      218   117393 SH       SOLE                      218        0        0
AUXILIUM PHARMACEUTICALS INC   COM              05334D107      534    17008 SH       SOLE                      534        0        0
BAXTER INTL INC                COM              071813109     6689   126298 SH       SOLE                     6689        0        0
BAXTER INTL INC                COM              071813109       13   140300 SH  PUT  SOLE                       13        0        0
BIO RAD LABS INC               CL A             090572207     3323    44022 SH       SOLE                     3323        0        0
CELGENE CORP                   COM              151020104     1114    23285 SH       SOLE                     1114        0        0
CEPHEID                        COM              15670R107      783    83160 SH       SOLE                      783        0        0
GENZYME CORP                   COM              372917104     1643    29510 SH       SOLE                     1643        0        0
HEALTHSOUTH CORP               COM NEW          421924309     5474   379110 SH       SOLE                     5474        0        0
HEALTHSPRING INC               COM              42224N101     5596   515327 SH       SOLE                     5596        0        0
MEDASSETS INC                  COM              584045108      554    28472 SH       SOLE                      554        0        0
MZT HOLDINGS INC               COM              55405U108        3   100000 SH       SOLE                        3        0        0
ONYX PHARMACEUTICALS INC       COM              683399109     2184    77277 SH       SOLE                     2184        0        0
PERRIGO CO                     COM              714290103     4420   159108 SH       SOLE                     4420        0        0
PHC INC MASS                   CL A             693315103      464   331110 SH       SOLE                      464        0        0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108     3450   151704 SH       SOLE                     3450        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209    14670   557568 SH       SOLE                    14670        0        0
TENET HEALTHCARE CORP          COM              88033G100      552   195583 SH       SOLE                      552        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3163    64112 SH       SOLE                     3163        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     2649    31786 SH       SOLE                     2649        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102      114    31700 SH  PUT  SOLE                      114        0        0
WRIGHT MED GROUP INC           COM              98235T107     2251   138462 SH       SOLE                     2251        0        0
XENOPORT INC                   COM              98411C100      666    28754 SH       SOLE                      666        0        0